SCHEDULE OF VALUATION OF DERIVATIVE LIABILITIES (Details)	12 Months Ended
Dec. 31, 2022 $ / shares
Stock price on the valuation date	$ 0.008
Minimum [Member] | Derivative Liabilities [Member]
Risk free interest rates	3.02
Years to maturity	10 months 24 days
Expected volatility	182.30%
Maximum [Member] | Derivative Liabilities [Member]
Risk free interest rates	6.81
Years to maturity	5 years
Expected volatility	318.80%